Related Party Transactions (Details) - USD ($)	Apr. 23, 2024	Dec. 31, 2024	Jun. 30, 2024
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 11,241	$ 10,741
Mr. Libanori [Member]
Related Party Transaction [Line Items]
Compensate amount	$ 1,000
General and administrative expense	$ 500